Long-Term Investments (Details) - Schedule of Components of Long-Term Investments - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Components Of Long Term Investments Abstract
Equity investment accounted for using the equity method		$ 24,989,651	$ 771,520
Equity investment without readily determinable fair value measured at Measurement Alternative		22,395	$ 23,232
Long term investment		$ 25,012,046